Related Party Transactions (Details) $ in Millions, $ in Millions, $ in Millions	Nov. 05, 2021 USD ($) MW	Apr. 01, 2021 CAD ($) MW	Feb. 26, 2021 CAD ($) MW	Oct. 22, 2020 CAD ($)	Oct. 22, 2020 AUD ($)	Aug. 01, 2020 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 23, 2020 MW
Disclosure of subsidiaries [line items]
Receivables due from associates							$ (18)	$ (14)
US Wind Projects
Disclosure of subsidiaries [line items]
Notes and debentures issued							$ 7	$ 6
WindCharger Battery Storage Project
Disclosure of subsidiaries [line items]
Consideration received						$ 12
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Proceeds from redemption of intercompany securities				$ 480	$ 515
Amount receivable from employees					$ 200
Interest rate					4.32%
Windrise Wind Facility
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts) | MW			206						206
Skookumchuck
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts) | MW		137
Ada Cogeneration Facility
Disclosure of subsidiaries [line items]
Capacity of facility (in megawatts) | MW		29
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Consideration received			$ 213
TransAlta Renewables Inc. | Windrise Wind Facility
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired									100.00%
TransAlta Renewables Inc. | Skookumchuck
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		49.00%
Consideration received		$ 103
TransAlta Renewables Inc. | Ada Cogeneration Facility
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		100.00%
Consideration received		$ 43
TransAlta Renewables Inc. | Solar Facilities In North Carolina
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%
Capacity of facility (in megawatts) | MW	122
Consideration received	$ 102